Other gain (loss) (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($) item	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)
Other gain (loss)
Government grants	$ 3,415	$ 2,885
Operating rent income	958	997	$ 1,374
Other gain/(loss)	746	65	56
Total other income/expenses	$ 5,119	$ 3,947	$ 1,430
Additional Information
Government grants (number) | item	5
Government grants (term, in years)	5 years